SHARE BASED COMPENSATION (Schedule of Fair Value of the Options Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average grant date fair value of option per share	$ 15.99	$ 10.17	$ 9.16
Aggregate grant date fair value of options	$ 10,915	$ 11,352	$ 5,641